Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory:
Raw materials	$ 1,109	$ 829	$ 174
Sub-assemblies	927	682	733
Finished goods	2,135	1,492	1,337
Total inventory	4,171	3,003	2,244
Prepaid expenses and other current assets:
Prepaid insurance	721	736	619
Prepaid advertising and marketing	48	698
Other current assets	157	188	159
Total prepaid expenses and other current assets	926	1,622	1,073
Accrued and other liabilities:
Payroll and benefits	2,535	1,527	1,735
Accrued legal settlements	1,000
Customer deposits	644	549	398
Taxes	120	307	265
Accrued insurance premium	115	301	272
Accrued professional	168	300	446
Other liabilities	266	185	514
Total accrued and other liabilities	$ 4,848	$ 3,169	$ 3,630